Document and Entity Information	0 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2013
Registrant Name	Neuberger Berman Income Funds
Central Index Key	0000723620
Amendment Flag	false
Document Creation Date	Jun. 27, 2013
Document Effective Date	Jun. 28, 2013
Prospectus Date	Jun. 28, 2013